Annual Operating Expenses - FidelityMid-CapStockK6Fund-PRO - FidelityMid-CapStockK6Fund-PRO - Fidelity Mid-Cap Stock K6 Fund - Fidelity Mid-Cap Stock K6 Fund	Jun. 29, 2023
Operating Expenses:
Management fee	0.45%
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.45%	[1]

[1]	A Adjusted to reflect current fees.